Share Capital - Schedule of Share Capital Footnotes (Details) $ / shares in Units, $ in Thousands						12 Months Ended
	Jun. 17, 2022 USD ($)	Mar. 05, 2021 USD ($)	Jun. 15, 2020 USD ($)	Aug. 16, 2019 USD ($) $ / shares shares	Oct. 24, 2018 USD ($)	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Share issue related cost						$ 764		$ 1,256		$ 1,742
Gross proceeds from warrant exercises									$ 182,000		$ 1,277,000
Share Capital
Disclosure of classes of share capital [line items]
Share issue related cost						$ 764		$ 1,256		$ 1,742
United States ATM
Disclosure of classes of share capital [line items]
Agreement					$ 30,000,000
Agreement term					19 months
Issued (shares) | shares										6,741,518	6,741,518
Gross proceeds from common shares											$ 17,538,000
Purchase price (cad and usd per share) | $ / shares											$ 2.42
Share issue related cost, commissions											$ 526,000
Net proceeds from issue of ordinary shares											$ 17,012,000
Share issue related cost										$ 857
Warrant Derivatives
Disclosure of classes of share capital [line items]
Issued (shares) | shares				4,619,773
Gross proceeds from common shares				$ 3,742,000
Purchase price (cad and usd per share) | $ / shares				$ 0.81
Number of common shares issuable per warrant (shares) | shares				1
Warrant Derivatives | Share Capital
Disclosure of classes of share capital [line items]
Issued (shares) | shares								201,722	201,722	1,418,369	1,418,369
Common shares per unit (shares) | shares				1
Shares issued, fair value of common share (usd per share) | $ / shares				$ 0.54
2020 United States ATM
Disclosure of classes of share capital [line items]
Agreement			$ 40,000,000
Agreement term			25 months
Issued (shares) | shares								5,685,097	5,685,097	5,441,014	5,441,014
Gross proceeds from common shares									$ 18,503,000		$ 12,629,000
Purchase price (cad and usd per share) | $ / shares									$ 3.25		$ 2.11
Share issue related cost, commissions									$ 555,000		$ 379,000
Net proceeds from issue of ordinary shares									$ 17,948,000		$ 12,250,000
Share issue related cost								$ 707		$ 885
2021 United States ATM
Disclosure of classes of share capital [line items]
Agreement		$ 80,000,000
Agreement term		16 months
Issued (shares) | shares						2,719,770	2,719,770	2,715,932	2,715,932
Gross proceeds from common shares							$ 4,560,000		$ 8,655,000
Purchase price (cad and usd per share) | $ / shares							$ 1.68		$ 3.19
Share issue related cost, commissions							$ 137,000		$ 260,000
Net proceeds from issue of ordinary shares							$ 4,423,000		$ 8,395,000
Share issue related cost						$ 209		$ 549
2022 United States ATM
Disclosure of classes of share capital [line items]
Agreement	$ 65,000,000
Agreement term	25 months
Issued (shares) | shares						3,515,462	3,515,462
Gross proceeds from common shares							$ 5,632,000
Purchase price (cad and usd per share) | $ / shares							$ 1.60
Share issue related cost, commissions							$ 169,000
Net proceeds from issue of ordinary shares							$ 5,463,000
Share issue related cost						$ 555
Warrants
Disclosure of classes of share capital [line items]
Warrants exercised (shares) | shares						0	0	201,722	201,722	1,418,369	1,418,369
Warrants exercised								$ 456		$ 4,636
Class of warrant or right, outstanding | shares							64,035
Warrants | Warrant Derivatives
Disclosure of classes of share capital [line items]
Common shares per unit (shares) | shares				1
Shares issued, fair value of common share (usd per share) | $ / shares				$ 0.27
Exercise price (usd per share) | $ / shares				$ 0.90